Income Tax Expense (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at United States statutory rate	$ 90	$ 105	$ 116
Partnership earnings not subject to tax	(64)	(74)	(96)
State and local tax, including federal expense	10	1	7
Other	0	(6)	3
Income tax expense	$ 36	$ 26	$ 30